UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co.

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis
Title:  Chief Compliance Officer
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                 St. Louis, MO                      11/7/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      320,814
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM            148411101     2547   203962 SH       SOLE                 203962      0    0
Aegean Marine Petroleum Inc    COM            y0017s102    11511  1896348 SH       SOLE                1896348      0    0
Allied World Assurance Ltd     COM            h01531104     5957    77114 SH       SOLE                  77114      0    0
AmeriServ Financial Inc        COM            03074a102     2398   807442 SH       SOLE                 807442      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107     9098   280904 SH       SOLE                 280904      0    0
Brown Shoe Company             COM            115736100     9763   609022 SH       SOLE                 609022      0    0
CNA Financial Corp             COM            126117100    10607   395781 SH       SOLE                 395781      0    0
Cal Dive International Inc     COM            12802t101     4888  3194601 SH       SOLE                3194601      0    0
Canadian Solar Inc             COM            136635109     4065  1457123 SH       SOLE                1457123      0    0
Celestica Inc                  COM            15101q108     7307  1023434 SH       SOLE                1023434      0    0
Chiquita Brands Intl Inc       COM            170032809     7705  1008570 SH       SOLE                1008570      0    0
Dole Food Company Inc          COM            256603101    15015  1070222 SH       SOLE                1070222      0    0
Ferro Corp                     COM            315405100     7980  2326427 SH       SOLE                2326427      0    0
GameStop Corp                  COM            36467w109    11309   538511 SH       SOLE                 538511      0    0
Genco Shipping & Trading Ltd   COM            y2685t107     3581   973217 SH       SOLE                 973217      0    0
General Cable Corporation      COM            369300108     7635   259886 SH       SOLE                 259886      0    0
Goodyear Tire & Rubber Co      COM            382550101    11157   915263 SH       SOLE                 915263      0    0
Hawaiian Holdings Inc          COM            419879101     6968  1246467 SH       SOLE                1246467      0    0
Ingram Micro Inc               COM            457153104     8003   525477 SH       SOLE                 525477      0    0
Jones Group Inc                COM            48020t101    10948   850641 SH       SOLE                 850641      0    0
Meritor Inc                    COM            59001k100     8794  2074018 SH       SOLE                2074018      0    0
Navistar Intl Corp             COM            63934E108     7147   338862 SH       SOLE                 338862      0    0
OfficeMax Incorporated         COM            67622p101    15126  1936723 SH       SOLE                1936723      0    0
PHH Corporation                COM            693320202    16358   803837 SH       SOLE                 803837      0    0
Patterson-UTI Energy Inc       COM            703481101     6491   410275 SH       SOLE                 410275      0    0
Peabody Energy Corporation     COM            704549104     8417   377608 SH       SOLE                 377608      0    0
PolyOne Corp                   COM            73179p106     8735   527143 SH       SOLE                 527143      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     7381   244339 SH       SOLE                 244339      0    0
SUPERVALU INC                  COM            868536103     6214  2578348 SH       SOLE                2578348      0    0
Sanmina-SCI Corp               COM            800907206     8594  1009860 SH       SOLE                1009860      0    0
Sonic Automotive Inc           COM            83545g102     3318   174806 SH       SOLE                 174806      0    0
Star Bulk Carriers Corp        COM            y8162k121     1435  2383227 SH       SOLE                2383227      0    0
Steel Dynamics Inc             COM            858119100     4813   428239 SH       SOLE                 428239      0    0
Tesoro Corporation             COM            881609101    17261   411968 SH       SOLE                 411968      0    0
The Hanover Insurance Group In COM            410867105     7223   193845 SH       SOLE                 193845      0    0
Unisys Corporation             COM            909214306    11622   558195 SH       SOLE                 558195      0    0
Valero Energy Corp             COM            91913y100    12421   392075 SH       SOLE                 392075      0    0
Virco Mfg Corp                 COM            927651109     1238   522284 SH       SOLE                 522284      0    0
Whirlpool Corp                 COM            963320106     9784   118004 SH       SOLE                 118004      0    0